Segment Information - Summary Revenue from External Customers by Country (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Revenue	₩ 141,623	₩ 51,396
Korea
Disclosure Of Geographical Areas [Line Items]
Revenue	28,708	14,770
Taiwan
Disclosure Of Geographical Areas [Line Items]
Revenue	76,121	16,517
Japan
Disclosure Of Geographical Areas [Line Items]
Revenue	9,491	9,274
United States of America/Canada
Disclosure Of Geographical Areas [Line Items]
Revenue	7,774	5,130
Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	6,569	2,262
China
Disclosure Of Geographical Areas [Line Items]
Revenue	5,301	2,322
Others
Disclosure Of Geographical Areas [Line Items]
Revenue	₩ 7,659	₩ 1,121